COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES

11.	COMMITMENTS AND CONTINGENCIES

The Company has certain commitments to meet the minimum expenditures requirements on its exploration and evaluation assets. Further, the Company has a site restoration obligation with respect to its Greenland exploration and evaluation asset.

Effective July 1, 2014, the Company had changes to management and entered into the following agreements for services with directors of the Company and a company in which a director has an interest:

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

i)	Directors’ fees: $2,000 stipend per month for independent directors and $3,000 stipend per month for the chairman of the board, and $2,500 for committee chairmen.

ii)	Management fees payable to Keith Morrison under the services agreement referred to below: $19,106 per month effective January 1, 2020 and $30,951 per month effective June 2018 up to December 31, 2019.

Effective June 1, 2018, the Company changed the terms with Keith Morrison, the CEO, from direct employment to contracted consultant and entered into a services agreement with his company. The services agreement continues until terminated by the Company whether or not for cause, upon the death or disability of Keith Morrison or by Keith Morrison resigning. If there is a change of effective control of the Company, Keith Morrison shall have the right to provide four weeks’ written notice of resignation (the company may request to extend effective resignation up to a maximum on 90 days) during the six-month period following the change of control event, and effective upon resignation Keith Morrison shall be entitled to the fees specified under the agreement for a period of 24 months.